SHORT-TERM AND LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Debt Disclosure [Abstract]
The components of the Company’s short-term and long term debt as of January 31, 2022 and 2021 were as follows:

The components of the Company’s debt as of April 30, 2022 and January 31, 2022 were as follows:

	April 30, 2022		January 31, 2022
Loan dated October 8, 2019, and revised February 29, 2020 and November 10, 2020 repayable June 30, 2022 with an additional interest payment of $20,000(3)	$97,340	*	$97,340
Forklift Note Payable, original note of $20,433 Sept 26, 2018, 6.23% interest, 60 monthly payments of $39,454 ending August 2023(1)	7,120	#	8,183
Vehicle loan original loan of $93,239 February 16, 2021, 2.90 % interest. 72 monthly payments of $1,414 beginning on April 2, 2021 and ending on March 2, 2027. Secured by vehicle having net book value of $94,316.	77,677	#	81,346
Vehicle loan original loan of $59,711 March 20,2021, 7.89% interest. 72 monthly payments of $1,048 beginning on May 4, 2021 and ending on April 4, 2027. Secured by vehicle having net book value of $76,164.	51,993	#	54,108
Working Capital Note Payable - $700,000, dated October 29, 2021, repayment of $17,904 per week until Oct 29, 2022, interest rate of approximately 31%(2,4,7)	528,407	*	635,831
Working Capital Note Payable - $650,000, dated October 25, 2021, repayment of $15,875 per week until October 25, 2022, interest rate of approximately 26%(2,4,8)	540,558	*	596,047
Demand loan - $5,000 dated February 1, 2020, 15% interest, 5% fee on outstanding balance	5,000	*	5,000
Demand loan - $2,500, dated March 8, 2019, 25% interest, 5% fee on outstanding balance	2,500	*	2,500
Demand loan - $65,500 dated February 27, 2019, 25% interest, 5% fee on outstanding balance, Secured by the general assets of the Company	12,415	*	12,415
Promissory note - $60,000 dated September 18, 2020 maturing April 30, 2022(10), including $5,000 original issue discount, 15% compounded interest payable monthly	60,000	*	60,000
Promissory note - $425,000 dated August 28, 2020, including $50,000 original issue discount, 15% compounded interest payable monthly. This note matures when the Company receives proceeds through a financing event of $825,000 plus accrued interest on the note.(5)	425,000	*	425,000
Promissory note - $1,200,000 dated August 28, 2020, maturing August 28, 2022, 12% interest payable monthly with the first six months interest deferred until the 6th month and added to principal.(6)	1,200,000	*	1,200,000
Promissory note - $420,000 dated December 27, 2021, including $20,000 original issue discount, maturing January 27, 2022, non-interest bearing(9)†	420,000	*	420,000
Total	$3,428,010		$3,597,770

	April 30, 2022	January 31, 2022
Short-Term Debt	$3,291,220	$3,454,133
Current Portion of Long-Term Debt	27,828	27,737
Long-Term Debt	108,962	115,900
Total	$3,428,010	$3,597,770

__________

†	In default
*	Short-term loans
#	Long-term loans of $7,120 including current portion of $4,325
$51,992 including current portion $8,633
$81,346 including current portion $14,780

F-13

(1)	Secured by equipment having a net book value of $8,733
(2)	The amounts due under the note are personally guaranteed by an officer or a director of the Company.
(3)	On November 10, 2020 the Company amended the agreement extending the maturity to June 30, 2022 from April 8, 2021 and changing monthly payments to $0 from $5,705 and interest rate from 13% to a $20,000 lump sum payable at maturity.
(4)	The Company has pledged a security interest on all accounts receivable and banks accounts of the Company.
(5)	Financing event would be a sale or issuance of assets, debt, shares or any means of raising capital. As the Company has entered into such a transaction the loan has reached maturity and is treated as current. An extension was granted on December 13, 2021 amending the maturity date to April 30, 2022. The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.
(6)	Secured by all assets of the Company. Loan payable in 2 instalments, $445,200 payable August 28, 2021 and $826,800 payable August 28, 2022. On December 13, 2021 the parties amended the maturity date for the first instalment to be April 30, 2022 with ethe second instalment date unchanged. The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.
(7)	This loan replaces $500,000 loan dated June 4, 2021, $422,009 proceeds were used to repay this loan, net cash received was $253,491 after payment of $26,500 in fees.
(8)	This loan replaces $500,000 loan dated June 4, 2021, $359,919 proceeds were used to repay this loan, net cash received was $267,606 after payment of $22,475 in fees.
(9)	Penalty of 10% of principal amount and 30,000 3 year warrants with an exercise price of $15.00 on initial default and 2% of principal amount and 15,000 3 year warrants with an exercise price of $15.00 for every 30 day default period thereafter. Initial default has been recorded at January 31, 2022 with an interest charge of $42,000 and another $276,000 which was the fair value of the warrants (see Note 11). The Company has defaulted on the February26, 2022, March 28, 2022, April 27, 2022 and will issue an additional 15,000 warrants for each of those defaults. The company recorded $315,050 based on the fair value of the warrants and $25,200 for the 2% fee as interest expense.
(10)	The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.

The components of the Company’s short-term and long term debt as of January 31, 2022 and 2021 were as follows:

	January 31, 2022		January 31, 2021
Loan dated October 8, 2019, and revised February 29, 2020 and November 10, 2020 repayable June 30, 2022 with an additional interest payment of $20,000(3)	$97,340	*	$102,168
SFS Funding Loan, original loan of $389,980 January 8, 2020, 24% interest, weekly payments of $6,006, maturing July 28, 2021(2), fully repaid	—		161,227
Forklift Note Payable, original note of $20,433 Sept 26, 2018, 6.23% interest, 60 monthly payments of $39,454 ending August 2023(1)	8,183	#	12,269
Vehicle loan original loan of $93,239 February 16, 2021, 2.90 % interest. 72 monthly payments of $1,414 beginning on April 2, 2021 and ending on March 2, 2027. Secured by vehicle having net book value of $94,316.	81,346	#
Vehicle loan original loan of $59,711 March 20,2021, 7.89% interest. 72 monthly payments of $1,048 beginning on May 4 , 2021 and ending on April 4, 2027 . Secured by vehicle having net book value of $76,164.	54,108	#
Working Capital Note Payable - $700,000, dated October 29, 2021, repayment of $17,904 per week until Oct 29, 2022, interest rate of approximately 31%(2,4,7)	635,831	*
Working Capital Note Payable - $650,000, dated October 25, 2021, repayment of $15,875 per week until October 25, 2022, interest rate of approximately 26%(2,4,8)	596,047	*
Demand loan - $5,000 dated February 1, 2020, 15% interest, 5% fee on outstanding balance	5,000	*	5,000
Demand loan - $2,500, dated March 8, 2019, 25% interest, 5% fee on outstanding balance	2,500	*	2,500
Demand loan - $65,500 dated February 27, 2019, 25% interest, 5% fee on outstanding balance, Secured by the general assets of the Company	12,415	*	12,415
Promissory note - $60,000 dated September 18, 2020 maturing April 30, 2022(10), including $5,000 original issue discount, 15% compounded interest payable monthly	60,000	*	60,000
Promissory note - $425,000 dated August 28, 2020, including $50,000 original issue discount, 15% compounded interest payable monthly. This note matures when the Company receives proceeds through a financing event of $825,000 plus accrued interest on the note. (5)	425,000	*	425,000
Promissory note - $1,200,000 dated August 28, 2020, maturing August 28, 2022, 12% interest payable monthly with the first six months interest deferred until the 6th month and added to principal .(6)	1,200,000	*	1,200,000
Promissory note - $420,000 dated December 27, 2021, including $20,000 original issue discount, maturing January 27, 2022, non-interest bearing (9)†	420,000	*
Promissory note - $50,000 dated August 31, 2020, maturing February 28, 2021, 10% interest payable accrued monthly payable at maturity Fully repaid at April 30, 2021	—		50,000
Total	$3,597,770		$2,030,579

	January 31, 2022	January 31, 2021
Short-Term Debt	$3,454,133	$716,142
Current Portion of Long-Term Debt	27,737	424,064
Long-Term Debt	115,900	890,373
Total	$3,597,770	$2,030,579

__________

†	In default
*	Short-term loans
#	Long-term loans of $8,183 including current portion of $4,325
$54,108 including current portion $8,632
$81,346 including current portion $14,780
(1)	Secured by equipment having a net book value of $10,242
(2)	The amounts due under the note are personally guaranteed by an officer or a director of the Company.
(3)	On November 10, 2020 the Company amended the agreement extending the maturity to June 30, 2022 from April 8, 2021 and changing monthly payments to $0 from $5,705 and interest rate from 13% to a $20,000 lump sum payable at maturity.
(4)	The Company has pledged a security interest on all accounts receivable and banks accounts of the Company.
(5)	Financing event would be a sale or issuance of assets, debt, shares or any means of raising capital. As the Company has entered into such a transaction the loan has reached maturity and is treated as current. An extension was granted on December 13, 2021 amending the maturity date to April 30, 2022. The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.
(6)	Secured by all assets of the Company. Loan payable in 2 instalments, $445,200 payable August 28, 2021 and $826,800 payable August 28, 2022. On December 13, 2021 the parties amended the maturity date for the first instalment to be April 30, 2022 with ethe second instalment date unchanged. The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.
(7)	This loan replaces $500,000 loan dated June 4, 2021, $422,009 proceeds were used to repay this loan , net cash received was $253,491 after payment of $26,500 in fees.
(8)	This loan replaces $500,000 loan dated June 4, 2021, $359,919 proceeds were used to repay this loan , net cash received was $267,606 after payment of $22,475 in fees.
(9)	Penalty of 10% of principal amount and 30,000 3 year warrants with an exercise price of $15.00 on initial default and 2% of principal amount and 15,000 3 year warrants with an exercise price of $15.00 for every 30 day default period thereafter. Initial default has been recorded at January 31, 2022 with an interest charge of $42,000 and another $276,000 which was the fair value of the warrants (see Note 11). The Company has defaulted on the March 2, 2022, April 1, 2022 and will issue an additional 15,000 warrants for each of those defaults.
(10)	The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.

The following are the minimum amounts due on the notes as of January 31, 2022:

The following are the minimum amounts due on the notes as of April 30, 2022:

Year Ended	Amount
April 30, 2023	$3,319,048
April 30, 2024	27,574
April 30, 2025	26,118
April 30, 2026	27,447
April 30, 2027	27,823
Total	$3,428,010

The following are the minimum amounts due on the notes as of January 31, 2022:

Year Ended	Amount
January 31, 2023	$3,481,870
January 31, 2024	28,427
January 31, 2025	25,798
January 31, 2026	27,107
January 31, 2027	28,498
January 31, 2028	6,070
Total	$3,597,770